Supplementary information to the cash flow (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplementary Information To Cash Flow
Additions to property, plant and equipment and intangible assets - with no cash effect	R$ (2,150,713)	R$ (2,303,608)
Increase in lease liabilities - no effect on cash	2,150,713	2,303,608
Conversion of options into shares of C6 Bank	R$ 162,958